Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 21, 2019
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND TRUST
Central Index Key	0000741375
Amendment Flag	false
Document Creation Date	Jun. 21, 2019
Document Effective Date	Jun. 21, 2019
Prospectus Date	Jan. 28, 2019
Short Duration Income Portfolio | Class I Shares
Prospectus:
Trading Symbol	MPLDX
Short Duration Income Portfolio | Class A Shares
Prospectus:
Trading Symbol	MLDAX
Short Duration Income Portfolio | Class L
Prospectus:
Trading Symbol	MSJLX
Short Duration Income Portfolio | Class C
Prospectus:
Trading Symbol	MSLDX
Short Duration Income Portfolio | Class IS
Prospectus:
Trading Symbol	MSDSX